GuideMark World ex-US Fund
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 95.3%	Shares	Value
Australia - 3.0%
BHP Billiton, Ltd.	10,208	$ 425,397
Coles Group, Ltd.	66,373	1,117,949
Evolution Mining Ltd.	14,282	118,094
Fortescue Ltd.	30,280	403,035
QBE Insurance Group, Ltd.	71,502	1,243,784
Telstra Group Ltd.	254,755	893,390
Wesfarmers, Ltd.	7,236	452,851
Woolworths, Ltd.	39,437	1,089,637
		5,744,137

Austria - 0.6%
BAWAG Group AG (a)	1,994	399,764
Erste Group Bank AG	5,158	690,333
		1,090,097

Belgium - 0.9%
Ageas SA	16,393	1,311,612
KBC Group NV	2,152	293,923
UCB SA	523	156,570
		1,762,105

Canada - 12.4%
Agnico Eagle Mines Ltd.	1,902	295,522
Alimentation Couche-Tard, Inc.	2,412	153,742
ARC Resources Ltd.	2,301	48,348
Bank of Montreal	2,441	431,437
Bank of Nova Scotia	3,287	285,696
Barrick Mining Corp.	8,996	330,789
Canadian Imperial Bank of Commerce	12,273	1,413,310
Canadian Tire Corp. Ltd. - Class A	2,071	285,260
Cenovus Energy, Inc.	38,055	944,231
Constellation Software, Inc.	157	295,569
Empire Co. Ltd.	46,953	1,644,390
Fairfax Financial Holdings Ltd.	732	1,203,995
FirstService Corp.	3,093	439,813
George Weston, Ltd.	16,300	1,169,991
Great-West Lifeco, Inc.	5,634	358,995
iA Financial Corp., Inc.	2,044	282,233
Imperial Oil, Ltd.	1,311	147,217
Kinross Gold Corp.	55,718	1,319,239
Loblaw Cos. Ltd.	31,523	1,430,065
Lundin Gold, Inc.	12,958	699,042
Magna International, Inc.	3,695	242,972
National Bank of Canada	385	60,783
Pan American Silver Corp.	1,535	68,814
Power Corp. of Canada	5,380	335,413
Royal Bank of Canada	12,110	2,507,643
Saputo, Inc.	49,421	1,431,493
Stantec, Inc.	7,014	483,772
Suncor Energy, Inc.	33,104	1,780,952
TFI International, Inc.	253	36,418
Toromont Industries Ltd.	889	146,189

Toronto-Dominion Bank	24,147	2,935,948
WSP Global, Inc.	7,043	873,267
		24,082,548

Denmark - 1.3%
Danske Bank AS	10,289	551,517
Demant AS (b)	10,917	448,410
Genmab AS (b)	1,853	508,004
Novo Nordisk AS	4,032	193,645
Pandora AS	4,826	554,443
ROCKWOOL AS	9,623	308,647
		2,564,666

Finland - 0.8%
Nokia OYJ	19,684	262,509
Nordea Bank Abp	41,994	796,914
Orion Oyj - Class B	3,358	275,851
Sampo Oyj	12,634	132,681
Wartsila OYJ Abp	449	17,148
		1,485,103

France - 6.5%
Accor SA	1,532	88,863
AXA SA	21,279	1,066,275
Ayvens SA (a)	18,262	240,553
BioMerieux	2,409	189,109
BNP Paribas SA	698	81,521
Bureau Veritas SA	4,629	141,780
Capgemini SE	454	45,578
Carrefour SA	56,183	1,043,033
Cie de Saint-Gobain SA	3,739	339,060
Cie Generale des Etablissements Michelin SCA	2,154	83,209
Danone SA	2,154	176,064
Eiffage SA	15,254	2,250,036
Ipsen SA	9,243	1,781,296
Kering SA	174	49,219
Legrand SA	1,485	251,624
L'Oreal SA	1,095	479,999
LVMH Moet Hennessy Louis Vuitton SE	1,298	717,870
Orange SA	6,865	129,465
Rexel SA	18,278	800,766
Schneider Electric SE	558	182,591
Societe Generale SA	4,164	368,555
TotalEnergies SE	11,471	886,998
Vinci SA	8,690	1,269,154
		12,662,618

Germany - 8.1%
Allianz SE	3,815	1,805,816
Bayer AG	36,621	2,025,434
Brenntag SE	9,087	552,554
Deutsche Lufthansa AG	41,354	473,868
Deutsche Post AG	37,470	2,278,035
Deutsche Telekom AG	21,352	582,145
GEA Group AG	8,476	582,010
Heidelberg Materials AG	6,647	1,268,044
Henkel AG & Co. KGaA	757	59,908
HOCHTIEF AG	3,290	1,907,035

Knorr-Bremse AG	6,502	756,568
Muenchener Rueckversicherungs-Gesellschaft AG	1,266	707,009
SAP SE	4,441	684,570
Siemens AG	1,155	371,340
Siemens Energy AG	116	22,114
Talanx AG	2,416	305,586
Zalando SE (a)(b)	41,309	1,196,968
		15,579,004

Hong Kong - 2.9%
AIA Group, Ltd.	58,769	538,044
BOC Hong Kong Holdings, Ltd.	33,657	182,641
Futu Holdings Ltd. - ADR	3,456	323,965
Jardine Matheson Holdings, Ltd.	636	39,221
Prudential PLC	78,288	1,039,825
SITC International Holdings Co. Ltd.	281,569	1,129,529
Techtronic Industries Co. Ltd.	85,432	1,421,722
WH Group, Ltd. (a)	930,276	986,386
		5,661,333

Ireland - 0.4%
AIB Group PLC	70,956	833,907

Israel - 1.7%
Bank Hapoalim BM	24,718	570,132
Bank Leumi Le-Israel BM	33,588	751,653
Check Point Software Technologies, Ltd. (b)	184	24,183
Harel Insurance Investments & Financial Services Ltd.	4,950	260,762
Israel Discount Bank Ltd. - Class A	5,156	51,051
Mizrahi Tefahot Bank, Ltd.	6,768	448,256
Phoenix Financial Ltd.	20,208	1,117,277
Teva Pharmaceutical Industries Ltd. - ADR (b)	2,693	91,239
		3,314,553

Italy - 5.0%
Banca Mediolanum SpA	70,292	1,751,761
Banco BPM SpA	33,858	585,483
BPER Banca SPA	20,402	320,537
Buzzi SpA	787	40,312
Enel SpA	51,253	587,890
Intesa Sanpaolo SpA	166,355	1,143,402
Italgas SpA	18,374	212,775
Poste Italiane SpA (c)	38,524	1,261,019
Prysmian SpA	9,014	1,517,440
Telecom Italia SpA (b)	30,154	274,558
UniCredit SpA	15,607	1,398,675
Unipol Assicurazioni SpA	18,993	530,862
		9,624,714

Japan - 20.5%
Advantest Corp.	13,706	2,819,714
Aeon Co. Ltd.	33,626	278,092
AGC, Inc.	3,463	149,634
Aisin Corp.	17,530	237,999
Ajinomoto Co., Inc.	3,947	143,904
Asahi Kasei Corp.	60,688	674,977
Asics Corp.	22,823	620,756
Astellas Pharma, Inc.	110,501	1,478,135

Bandai Namco Holdings, Inc.	13,601	315,286
Bridgestone Corp.	52,083	1,098,202
Canon, Inc. (c)	2,038	52,194
Daiichi Life Group, Inc.	63,086	688,820
Daikin Industries, Ltd.	3,925	598,715
Disco Corp.	522	271,562
Don Quijote Co., Ltd.	117,502	595,564
Ebara Corp.	3,172	124,224
Eisai Co. Ltd.	8,656	218,203
ENEOS Holdings, Inc.	31,044	229,799
Fast Retailing Co. Ltd.	469	240,290
Fuji Electric Co. Ltd.	1,165	98,681
Fujikura Ltd.	32,692	1,295,972
Fujitsu, Ltd.	37,842	751,921
Furukawa Electric Co. Ltd.	1,010	30,378
Hitachi, Ltd.	18,130	501,768
Hoya Corp.	2,530	408,092
Idemitsu Kosan Co. Ltd.	13,480	99,581
Inpex Corp.	31,494	635,493
Kioxia Holdings Corp. (b)	1,221	709,682
Kirin Holdings Co. Ltd.	31,941	550,860
Komatsu, Ltd.	1,265	49,395
Kubota Corp.	2,346	39,254
Kyowa Kirin Co. Ltd.	30,230	481,135
Lasertec Corp.	1,969	625,430
Makita Corp.	2,453	88,213
Marubeni Corp.	1,625	47,375
Mitsubishi Chemical Group Corp.	83,686	587,220
Mitsubishi Electric Corp.	28,079	1,029,784
Mitsubishi UFJ Financial Group, Inc.	20,426	406,946
Mitsui Kinzoku Co. Ltd.	729	195,073
Mizuho Financial Group, Inc.	2,207	106,000
MS & AD Insurance Group Holdings, Inc.	51,139	1,325,521
Murata Manufacturing Co. Ltd.	3,719	266,968
NEC Corp.	45,966	1,109,725
Nexon Co. Ltd.	4,188	55,659
Nippon Sanso Holdings Corp.	951	35,276
Nitori Holdings Co. Ltd.	3,136	46,470
Nitto Denko Corp.	8,501	167,247
Nomura Research Institute, Ltd.	2,026	56,837
Olympus Corp.	15,686	164,251
Osaka Gas Co. Ltd.	9,492	319,818
Otsuka Corp.	17,419	298,220
Otsuka Holdings Co. Ltd.	24,043	1,600,283
Panasonic Holdings Corp.	7,128	200,535
Recruit Holdings Co. Ltd.	21,257	1,479,040
Ryohin Keikaku Co. Ltd.	38,844	849,054
SBI Holdings, Inc.	79,424	1,302,458
SCREEN Holdings Co. Ltd.	9,240	1,036,514
Seven & i Holdings Co. Ltd.	49,547	594,186
Shiseido Co. Ltd.	67,081	1,082,753
Sony Group Corp.	21,579	434,257
Sumitomo Corp.	13,364	128,450
Sumitomo Electric Industries Ltd.	68,360	1,268,565
Sumitomo Mitsui Financial Group, Inc.	1,004	39,356
Suntory Beverage & Food Ltd. (c)	6,430	179,180
Suzuki Motor Corp.	44,962	543,849
T&D Holdings, Inc.	13,072	389,910
Takeda Pharmaceutical Co. Ltd.	7,593	242,024
Tokio Marine Holdings, Inc.	27,589	1,213,056

Tokyo Electron, Ltd.	2,568	1,245,105
Tokyo Gas Co. Ltd.	16,359	619,446
Toyota Tsusho Corp.	5,947	221,360
Yamaha Motor Co. Ltd.	12,112	91,969
Yokogawa Electric Corp.	40,804	1,433,983
Zensho Holdings Co. Ltd.	3,301	164,342
		39,779,990

Luxembourg - 0.1%
Millicom International Cellular SA (c)	1,017	92,303
Tenaris SA	4,296	118,923
		211,226

Mexico - 0.7%
Fresnillo PLC	38,542	1,403,599

Netherlands - 4.8%
Argenx SE (b)	47	43,563
ASML Holding NV	2,521	4,992,006
BE Semiconductor Industries NV	296	97,754
Heineken Holding NV	2,905	221,215
ING Groep NV	22,460	708,685
Koninklijke Ahold Delhaize NV	44,754	1,802,034
Koninklijke Philips NV	12,833	348,988
Nebius Group NV (b)(c)	3,827	1,056,903
		9,271,148

Norway - 1.1%
DNB Bank ASA	20,251	602,918
Equinor ASA	21,829	688,342
Yara International ASA	17,378	764,247
		2,055,507

Portugal - 0.5%
Banco Comercial Portugues SA	221,341	261,888
Galp Energia SGPS SA	6,496	137,675
Jeronimo Martins SGPS SA	28,960	554,643
		954,206

Singapore - 0.9%
DBS Group Holdings, Ltd.	22,790	1,153,967
Oversea-Chinese Banking Corp. Ltd.	12,615	242,091
Sea Ltd. - ADR (b)	2,092	200,476
Singapore Exchange, Ltd.	8,384	156,424
		1,752,958

Spain - 4.4%
Acciona SA	2,609	826,597
ACS, Actividades de Construccion y Servicios SA	930	136,762
Banco Bilbao Vizcaya Argentaria SA	102,903	2,590,760
Banco de Sabadell SA	90,491	320,648
Banco Santander SA	175,353	2,433,866
Bankinter SA	33,210	556,128
CaixaBank SA	77,769	1,101,841
Endesa SA	9,374	425,917
Mapfre SA	25,441	125,961
Repsol SA	1,472	36,777

		8,555,257

Sweden - 3.1%
Assa Abloy AB - Class B	4,029	142,348
Boliden AB	2,838	160,357
H & M Hennes & Mauritz AB - Class B	49,450	850,631
Industrivarden AB	7,166	393,545
Industrivarden AB - Class A	6,478	363,442
Investor AB (b)	10,529	437,492
Sandvik AB	11,881	490,628
Securitas AB - Class B	29,683	487,475
Spotify Technology SA (b)	385	176,765
Svenska Handelsbanken AB - Class A	10,514	154,717
Swedbank AB - Class A	20,672	772,220
Swedish Orphan Biovitrum AB (b)	811	38,658
Telefonaktiebolaget LM Ericsson - Class B	129,061	1,447,380
		5,915,658

Switzerland - 7.1%
ABB, Ltd.	3,553	386,493
Avolta AG	26,927	1,798,913
Cie Financiere Richemont SA	481	111,028
Coca-Cola HBC AG	7,429	484,267
Holcim AG	8,294	747,810
Kuehne & Nagel International AG	2,580	626,015
Logitech International SA	7,993	749,812
Nestle SA	3,998	410,056
Novartis AG	18,854	2,946,737
Roche Holding AG	5,688	2,338,259
Sandoz Group AG	757	68,398
SGS SA	6,145	712,592
Swatch Group AG	293	71,606
Swiss Re AG	2,973	472,558
Swisscom AG	787	607,034
VAT Group AG (a)	369	323,584
Zurich Insurance Group AG	1,290	954,126
		13,809,288

United Kingdom - 8.4%
3i Group PLC	9,345	307,301
Admiral Group PLC	20,562	971,120
Airtel Africa PLC (a)	174,377	758,068
AstraZeneca PLC	11,048	2,062,715
Barclays PLC	36,010	241,304
BP PLC	72,939	449,579
Bunzl PLC	1,411	49,242
Endeavour Mining PLC	20,251	991,918
GSK PLC	62,016	1,628,104
HSBC Holdings PLC	105,868	2,001,894
Imperial Brands PLC	7,789	287,873
Kingfisher PLC	391,269	1,469,091
NatWest Group PLC	91,824	810,253
Next PLC	5,322	1,026,844
Pearson PLC	7,439	118,216
Shell PLC	16,646	646,782
Smith & Nephew PLC	38,538	556,960
Standard Chartered PLC	28,985	783,831
Unilever PLC	1,041	62,531
Vodafone Group PLC	719,793	952,693

			16,176,319

United States - 0.1%
Sunbelt Rentals Holdings, Inc.	1,496		109,131
TOTAL COMMON STOCKS (Cost $130,209,364)			184,399,072

INVESTMENT COMPANIES - 3.5%	Shares		Value
United States - 3.5%
iShares MSCI Canada ETF	10,139		584,412
iShares MSCI EAFE ETF	60,191		6,252,641
			6,837,053
TOTAL INVESTMENT COMPANIES (Cost $6,665,688)			6,837,053

REAL ESTATE INVESTMENT TRUSTS - 0.2%	Shares		Value
France - 0.2%
Unibail-Rodamco-Westfield	2,701		316,089
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $291,597)			316,089

PREFERRED STOCKS - 0.0% (d)	Shares		Value
Germany - 0.0% (d)
Henkel AG & Co. KGaA, 0.00%	498		41,882
TOTAL PREFERRED STOCKS (Cost $38,986)			41,882

WARRANTS - 0.0% (d)	Contracts		Value
Canada - 0.0% (d)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $11.50 (b)(e)	282		0
TOTAL WARRANTS (Cost $0)			0

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.2%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.75% (f)	2,382,957		2,382,957
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,382,957)			2,382,957

MONEY MARKET FUNDS - 0.4%	Shares		Value
JPMorgan U.S. Government Money Market Fund - Class IM, 3.59% (f)	795,835		795,835
TOTAL MONEY MARKET FUNDS (Cost $795,835)			795,835

TOTAL INVESTMENTS - 100.6% (Cost $140,384,427)			194,772,888
Liabilities in Excess of Other Assets - (0.6)%		(0.00589)	(1,140,507)
TOTAL NET ASSETS - 100.0%			$ 193,632,381

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $3,905,323 or 2.0% of the Fund’s net assets.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $2,354,848.
(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2026.

(f)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Sector Classification as of June 30, 2026
(% of Net Assets)
Financials	$ 57,071,042	29.4%
Industrials	27,738,954	14.7
Information Technology	20,334,119	10.5
Health Care	20,294,063	10.5
Consumer Staples	17,476,133	9.0
Consumer Discretionary	16,025,598	8.0
Materials	10,696,012	5.6
Energy	6,850,697	3.6
Communication Services	4,522,080	2.3
Utilities	2,992,443	1.5
Real Estate	755,902	0.4
Investment Companies	6,837,053	3.5
Investments Purchased with Proceeds from Securities Lending	2,382,957	1.2
Money Market Funds	795,835	0.4
Liabilities in Excess of Other Assets	(1,140,507)	(0.6)
	$ 193,632,381	100.0%